Condensed Consolidated Statements of Shareholders' Deficit - USD ($) $ in Thousands	Total	B Riley Purchase Agreement [Member]	Employee Share Scheme [Member]	Long Term Incentive Plan [Member]	Loan Funded Share Plan [Member]	Short Term Incentive Plan [Member]	Common Stock [Member]	Common Stock [Member] B Riley Purchase Agreement [Member]	Common Stock [Member] Shadow Equity Plan [Member]	Common Stock [Member] Employee Share Scheme [Member]	Common Stock [Member] Long Term Incentive Plan [Member]	Legacy Tritium Class C Shares [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Shadow Equity Plan [Member]	Additional Paid-in Capital [Member] Employee Share Scheme [Member]	Additional Paid-in Capital [Member] Long Term Incentive Plan [Member]	Additional Paid-in Capital [Member] Loan Funded Share Plan [Member]	Additional Paid-in Capital [Member] Short Term Incentive Plan [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]
Beginning balance (in shares) at Jun. 30, 2021							73,254,797					5,468,249	(5,361,826)
Beginning balance at Jun. 30, 2021	$ (64,008)						$ 92,809					$ 4,383	$ 0	$ 5,601						$ (3,696)	$ (163,105)
Net loss	(68,138)																				(68,138)
Share-based payment compensation (in shares)							(100,000)						100,000
Share-based payment compensation	5,935													5,935
Other comprehensive loss for the period, net of tax	2,550																			2,550
Distribution reserve	(6,933)													(6,933)
Ending balance (in shares) at Dec. 31, 2021							73,154,797					5,468,249	(5,261,826)
Ending Balance at Dec. 31, 2021	(130,594)						$ 92,809					$ 4,383	$ 0	4,603						(1,146)	(231,243)
Beginning balance (in shares) at Jun. 30, 2022							153,094,269						(4,200,371)
Beginning balance at Jun. 30, 2022	(40,549)						$ 227,268							19,210						3,640	(290,667)
Net loss	(56,271)																				(56,271)
Issuance of DCFC Common Stock related to the Shadow Equity Plan (in shares)									326,211
Issuance of DCFC Common Stock related to the Shadow Equity Plan									$ 3,262						$ (3,262)
Exercise of warrants (in shares)							2,203,487
Exercise of warrants	3,027						$ 3,022							5
Issuance of Tritium DCFC ordinary shares (in shares)								112,236		552,347	22,368
Issuance of Tritium DCFC ordinary shares		$ 741						$ 741		$ 3,389	$ 97					$ (3,389)	$ (97)
Stock-based compensation			$ 3,521	$ 1,423	$ 806	$ 491										$ 3,521	$ 1,423	$ 806	$ 491
Other comprehensive loss for the period, net of tax	(435)																			(435)
Loan forgiveness related to the Loan Funded Share Plan													1,185,183
Ending balance (in shares) at Dec. 31, 2022							156,310,918					0	(3,015,188)
Ending Balance at Dec. 31, 2022	$ (87,246)						$ 237,779					$ 0	$ 0	$ 18,708						$ 3,205	$ (346,938)